Cover	Sep. 18, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 18, 2023
Entity File Number	001-14956
Entity Registrant Name	Bausch Health Companies Inc.
Entity Central Index Key	0000885590
Entity Tax Identification Number	98-0448205
Entity Incorporation, State or Country Code	A1
Entity Address, Address Line One	2150 St. Elzéar Blvd. West
Entity Address, City or Town	Laval
Entity Address, State or Province	QC
Entity Address, Country	CA
Entity Address, Postal Zip Code	H7L 4A8
City Area Code	514
Local Phone Number	744-6792
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Shares, No Par Value
Trading Symbol	BHC
Security Exchange Name	NYSE
Entity Emerging Growth Company	false